Hedging activities and derivatives - Summary Of Hedge Reserve Movement (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)
Disclosure of detailed information about hedges [line items]
Beginning balance	₨ 126,373		₨ 64,745	₨ 78,848
Gain / (loss) recognised on cash flow hedges	1,487	$ 18	4,201	(5,065)
Amount reclassified to profit or loss (under head "Finance costs and fair value change in derivative instruments")				1,465
Income tax relating on cash flow hedges	249	3	(750)	(1,532)
Ending balance	118,400	1,441	126,373	64,745
Closing balance	106,852		118,439		$ 1,300
Cash Flow Hedge Reserve
Disclosure of detailed information about hedges [line items]
Beginning balance	668	8	(4,061)	(300)
Gain / (loss) recognised on cash flow hedges	9,606	117	1,878	(5,104)
(Gain) / loss reclassified to profit or loss (under head finance costs)	(8,086)	(98)	(212)	(58)
(Gain)/loss reclassified to profit or loss on unwinding of derivative contract	57	1
(Gain) / loss reclassified to non financial assets or liabilities as basis adjustment (under head property, plant and equipment)			907	(9)
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur	(90)	(1)	1,629	106
Income tax relating on cash flow hedges	(336)	(4)	411	1,365
Less: Non-controlling interest movement	(140)	(2)	116	(61)
Ending balance	1,679	20	668	(4,061)
Closing balance	1,819		552	(4,000)	22
Cost Of Hedge Reserve On Cash Flow Hedges
Disclosure of detailed information about hedges [line items]
Beginning balance	(1,996)	(24)	(1,161)	(785)
Effective portion of changes in fair value	(5,923)		(6,128)	(2,354)	(72)
Amount reclassified to profit or loss (under head "Finance costs and fair value change in derivative instruments")	4,194	51	4,740	1,773
Amount transferred to property, plant and equipment				42
(Gain)/loss reclassified to profit or loss on unwinding of derivative contract	1,340	16
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur	12	0
Income tax relating on cash flow hedges	87	1	338	167
Less: Non-controlling interest movement	(11)	0	215	(4)
Ending balance	(2,297)	(28)	(1,996)	(1,161)
Closing balance	(2,286)		(2,211)	(1,157)	$ (28)
Total Hedge Reserve [Member]
Disclosure of detailed information about hedges [line items]
Beginning balance	(1,328)	(16)	(5,222)	(1,085)
OCI for the year	861	10	3,563	(4,072)
Attributable to non-controlling interests	(151)	(2)	331	(65)
Ending balance	₨ (618)	$ (8)	₨ (1,328)	₨ (5,222)